Accounts Payable, Accruals and Other Payables - Summary of Accounts Payables (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Financial Items
Accounts payables	$ 29,158,270	$ 5,176,759
Accrued expenses	523,758	9,008,969
Deferred Purchase Price	7,619,581	3,618,902
Captain payables	608,085	1,249,948
Advances from customers	338,425	52,307
Other payables	1,296,594	560,857
Advances from individual customers (e-wallets)	1,493,370	3,938,712
Total accounts payable, accruals and other payables	$ 33,418,502	$ 19,987,552